Reinsurance - Assumed Reinsurance (Details) - USD ($) $ in Millions	Nov. 01, 2022	Dec. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effects of Reinsurance [Line Items]
Less: assets received			$ (37,724)	$ (39,244)
Unearned revenue reserve			$ 1,077	$ 1,195	$ 704
Guardian
Effects of Reinsurance [Line Items]
Liabilities assumed	$ 481
Net ceding commission paid	(65)
Less: assets received	(464)
Net gain on reinsurance	(48)
Unearned revenue reserve	$ 48
Allianz
Effects of Reinsurance [Line Items]
Liabilities assumed		$ 7,355
Net ceding commission paid		866
Less: assets received		(8,849)
Net gain on reinsurance		(628)
Unearned revenue reserve		628
Assumed MRBs		$ 800